Gratuity and other post-employment benefit plans - Summary of Defined Benefit Plan Liability Recognized in Statement of Financial Position (Detail) - Defined Benefit Gratuity Plan [Member]
₨ in Millions, $ in Millions
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Defined benefit liability
Present value of unfunded obligation	₨ 189	$ 2	₨ 150
Net liability	₨ 189	$ 2	₨ 150	$ 2	₨ 108	₨ 75